Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Expenses
Summary of income tax expenses
	Year Ended December 31,
	2011	2012	2013	2013
	(RMB)	(RMB)	(RMB)	($)
Current	105,194,680	62,717,151	27,150,033	4,453,088
Deferred	—	—	—	—
Income tax expenses	105,194,680	62,717,151	27,150,033	4,453,088

Schedule of principal components of the deferred income tax assets
	As of December 31,
	2012	2013	2013
	(RMB)	(RMB)	($)
Non-current deferred tax assets:
Change in fair value of available-for-sale securities	—	248,712	40,793

Valuation allowances	—	—	—
Net non-current deferred income tax assets	—	248,712	40,793

Schedule of reconciliation between total income tax expenses and the amount computed by applying the statutory income tax rate to income before income tax expenses
	Year Ended December 31,
	2011	2012	2013
Statutory rate	25.00%	25.00%	25.00%
Expenses not deductible	0.15%	—	0.45%
Effective tax rate	25.15%	25.00%	25.45%